BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 4) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 7,958,450	$ 13,288,909
No more than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		7,037,043	9,559,568
More than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 921,407	$ 3,729,341

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 243.2 million as of December 31, 2017 and USD 251.5 million as of December 31, 2016, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding. The Bank will reclassify the liability to equity if the put expires unexercised. For further information see Note 8.3. Acquisition of Grupo Agromercantil Holding (GAH).